PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment cost	$ 3,769	$ 3,720
Accumulated depreciation	3,381	3,323
Property and equipment, net	388	397
Depreciation cost	151	190	$ 241
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	2,906	2,866
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	498	492
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	13	13
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	$ 352	$ 349